Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Sep. 24, 2022	Sep. 25, 2021	Sep. 26, 2020
Statement of Comprehensive Income [Abstract]
Net loss	$ (139,089)	$ (122,314)	$ (109,521)
Foreign currency translation adjustments	(2,338)	2,326	(1,825)
Total comprehensive loss	(141,427)	(119,988)	(111,346)
Comprehensive loss attributable to Legacy Warehouse unitholders prior to the Business Combination	(72,097)	(119,988)	(111,346)
Comprehensive loss attributable to noncontrolling interests	(62,228)
Total comprehensive loss attributable to common stockholders	$ (7,102)	$ 0	$ 0